Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Growth Series (Invesco Growth Series)
Entity Central Index Key	0000202032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000188958 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R6
Trading Symbol	AAESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R6)	$4	0.07%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,127,406,908
Holdings Count | Holding	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000023020 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R5
Trading Symbol	AADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R5)	$7	0.14%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[2]
Net Assets	$ 1,127,406,908
Holdings Count | Holding	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000071350 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class Y
Trading Symbol	AADYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class Y)	$8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[3]
Net Assets	$ 1,127,406,908
Holdings Count | Holding	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000081509 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class S
Trading Symbol	AADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class S)	$16	0.30%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 1,127,406,908
Holdings Count | Holding	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000001300 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R
Trading Symbol	AADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R)	$34	0.65%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[5]
Net Assets	$ 1,127,406,908
Holdings Count | Holding	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000001299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class C
Trading Symbol	AADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class C)	$60	1.15%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[6]
Net Assets	$ 1,127,406,908
Holdings Count | Holding	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000001297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class A
Trading Symbol	AADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class A)	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[7]
Net Assets	$ 1,127,406,908
Holdings Count | Holding	27
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,127,406,908
Total number of portfolio holdings	27
Portfolio turnover rate	29%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000001325 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class A)	$66	1.16%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.16%	[8]
Net Assets	$ 1,831,591,209
Holdings Count | Holding	102
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000001327 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GTSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class C)	$103	1.83%
*	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.83%	[9]
Net Assets	$ 1,831,591,209
Holdings Count | Holding	102
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000001328 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R
Trading Symbol	GTSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R)	$80	1.41%
*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.41%	[10]
Net Assets	$ 1,831,591,209
Holdings Count | Holding	102
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000071356 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	GTSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class Y)	$52	0.91%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.91%	[11]
Net Assets	$ 1,831,591,209
Holdings Count | Holding	102
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000023026 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Investor Class)	$63	1.11%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.11%	[12]
Net Assets	$ 1,831,591,209
Holdings Count | Holding	102
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000023027 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	GTSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R5)	$47	0.83%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.83%	[13]
Net Assets	$ 1,831,591,209
Holdings Count | Holding	102
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000120732 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R6)	$43	0.76%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.76%	[14]
Net Assets	$ 1,831,591,209
Holdings Count | Holding	102
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,831,591,209
Total number of portfolio holdings	102
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MKS, Inc.	3.10%
Allegro MicroSystems, Inc.	2.77%
BrightSpring Health Services, Inc.	2.68%
ESCO Technologies, Inc.	2.25%
Sterling Infrastructure, Inc.	2.11%
Lattice Semiconductor Corp.	2.07%
Axsome Therapeutics, Inc.	2.05%
Onto Innovation, Inc.	2.04%
Sanmina Corp.	2.02%
TTM Technologies, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000188961 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R6
Trading Symbol	IIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R6)	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[15]
Net Assets	$ 320,752,754
Holdings Count | Holding	20
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000029635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R5
Trading Symbol	ILAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R5)	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[16]
Net Assets	$ 320,752,754
Holdings Count | Holding	20
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000071357 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class Y
Trading Symbol	ALAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class Y)	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[17]
Net Assets	$ 320,752,754
Holdings Count | Holding	20
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000029634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R
Trading Symbol	RLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[18]
Net Assets	$ 320,752,754
Holdings Count | Holding	20
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000029633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class C
Trading Symbol	CLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class C)	$61	1.20%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[19]
Net Assets	$ 320,752,754
Holdings Count | Holding	20
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000029631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class A
Trading Symbol	ALAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class A)	$23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[20]
Net Assets	$ 320,752,754
Holdings Count | Holding	20
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$320,752,754
Total number of portfolio holdings	20
Portfolio turnover rate	2%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000031004 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class A
Trading Symbol	CAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$23	0.44%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[21]
Net Assets	$ 278,244,532
Holdings Count | Holding	24
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000031006 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class C
Trading Symbol	CACMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$61	1.19%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[22]
Net Assets	$ 278,244,532
Holdings Count | Holding	24
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000031007 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R
Trading Symbol	CMARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$35	0.69%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[23]
Net Assets	$ 278,244,532
Holdings Count | Holding	24
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000096003 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class S
Trading Symbol	CMASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[24]
Net Assets	$ 278,244,532
Holdings Count | Holding	24
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000071360 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class Y
Trading Symbol	CAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[25]
Net Assets	$ 278,244,532
Holdings Count | Holding	24
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000031003 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R5
Trading Symbol	CMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[26]
Net Assets	$ 278,244,532
Holdings Count | Holding	24
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000188963 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R6
Trading Symbol	CNSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$6	0.11%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[27]
Net Assets	$ 278,244,532
Holdings Count | Holding	24
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$278,244,532
Total number of portfolio holdings	24
Portfolio turnover rate	33%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000120738 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class R6
Trading Symbol	CNSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R6)	$32	0.59%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[28]
Net Assets	$ 861,184,362
Holdings Count | Holding	177
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.

C000096004 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class R5
Trading Symbol	CNSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R5)	$36	0.65%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[29]
Net Assets	$ 861,184,362
Holdings Count | Holding	177
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.

C000084575 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class Y
Trading Symbol	CNSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class Y)	$38	0.69%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%	[30]
Net Assets	$ 861,184,362
Holdings Count | Holding	177
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.

C000084574 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class C
Trading Symbol	CNSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class C)	$93	1.69%
*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.69%	[31]
Net Assets	$ 861,184,362
Holdings Count | Holding	177
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.

C000084572 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class A
Trading Symbol	CNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class A)	$52	0.94%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[32]
Net Assets	$ 861,184,362
Holdings Count | Holding	177
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$861,184,362
Total number of portfolio holdings	177
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Series B, Conv. Pfd., 6.25%, 05/15/2029	2.69%
Western Digital Corp., Conv., 3.00%, 11/15/2028	2.54%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.45%
Nebius Group N.V., Conv., 2.75%, 09/15/2032	2.30%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.70%
Bloom Energy Corp., Conv. , 11/15/2030	1.60%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.55%
Cloudflare, Inc., Conv. , 06/15/2030	1.47%
TeraWulf, Inc., Conv. , 05/01/2032	1.39%
NextEra Energy, Inc., Conv. Pfd., 7.30%, 06/01/2027	1.34%
* Excluding money market fund holdings, if any.

C000084602 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class A
Trading Symbol	VKMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class A)	$44	0.89%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[33]
Net Assets	$ 491,023,784
Holdings Count | Holding	663
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.

C000084604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class C
Trading Symbol	VUSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class C)	$82	1.65%
*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%	[34]
Net Assets	$ 491,023,784
Holdings Count | Holding	663
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.

C000217950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R
Trading Symbol	VUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R)	$57	1.15%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[35]
Net Assets	$ 491,023,784
Holdings Count | Holding	663
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.

C000084605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class Y
Trading Symbol	VUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class Y)	$32	0.65%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[36]
Net Assets	$ 491,023,784
Holdings Count | Holding	663
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.

C000084606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R5
Trading Symbol	VUSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R5)	$30	0.61%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[37]
Net Assets	$ 491,023,784
Holdings Count | Holding	663
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.

C000188964 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R6
Trading Symbol	VUSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R6)	$27	0.54%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[38]
Net Assets	$ 491,023,784
Holdings Count | Holding	663
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$491,023,784
Total number of portfolio holdings	663
Portfolio turnover rate	211%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	4.32%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.91%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.50%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2056	3.27%
Government National Mortgage Association, TBA, 5.50%, 07/01/2056	3.11%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.68%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	2.65%
Government National Mortgage Association, TBA, 3.00%, 07/01/2056	2.14%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.01%
* Excluding money market fund holdings, if any.

C000209309 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R6
Trading Symbol	PAAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R6)	$7	0.14%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[39]
Net Assets	$ 2,098,718,317
Holdings Count | Holding	61
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209296 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R5
Trading Symbol	PAAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R5)	$12	0.22%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[40]
Net Assets	$ 2,098,718,317
Holdings Count | Holding	61
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209298 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class Y
Trading Symbol	OAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class Y)	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[41]
Net Assets	$ 2,098,718,317
Holdings Count | Holding	61
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209300 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R
Trading Symbol	OAANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R)	$37	0.70%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[42]
Net Assets	$ 2,098,718,317
Holdings Count | Holding	61
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209302 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class C
Trading Symbol	OAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class C)	$63	1.20%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[43]
Net Assets	$ 2,098,718,317
Holdings Count | Holding	61
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209304 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class A
Trading Symbol	OAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class A)	$23	0.44%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[44]
Net Assets	$ 2,098,718,317
Holdings Count | Holding	61
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,098,718,317
Total number of portfolio holdings	61
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209317 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class A
Trading Symbol	OAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class A)	$19	0.36%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[45]
Net Assets	$ 968,645,942
Holdings Count | Holding	25
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class C
Trading Symbol	OCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class C)	$59	1.12%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[46]
Net Assets	$ 968,645,942
Holdings Count | Holding	25
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R
Trading Symbol	ONAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R)	$33	0.62%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[47]
Net Assets	$ 968,645,942
Holdings Count | Holding	25
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209314 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class Y
Trading Symbol	OYAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class Y)	$6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[48]
Net Assets	$ 968,645,942
Holdings Count | Holding	25
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209313 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R5
Trading Symbol	PXQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R5)	$3	0.05%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[49]
Net Assets	$ 968,645,942
Holdings Count | Holding	25
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209311 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R6
Trading Symbol	PXGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R6)	$3	0.05%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[50]
Net Assets	$ 968,645,942
Holdings Count | Holding	25
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$968,645,942
Total number of portfolio holdings	25
Portfolio turnover rate	28%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209318 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R6
Trading Symbol	PXCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R6)	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[51]
Net Assets	$ 364,801,100
Holdings Count | Holding	25
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209319 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R5
Trading Symbol	PXCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R5)	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[52]
Net Assets	$ 364,801,100
Holdings Count | Holding	25
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class Y
Trading Symbol	OYCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class Y)	$8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[53]
Net Assets	$ 364,801,100
Holdings Count | Holding	25
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R
Trading Symbol	ONCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R)	$33	0.66%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[54]
Net Assets	$ 364,801,100
Holdings Count | Holding	25
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class C
Trading Symbol	OCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class C)	$59	1.16%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[55]
Net Assets	$ 364,801,100
Holdings Count | Holding	25
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class A
Trading Symbol	OACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class A)	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[56]
Net Assets	$ 364,801,100
Holdings Count | Holding	25
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$364,801,100
Total number of portfolio holdings	25
Portfolio turnover rate	34%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209329 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class A
Trading Symbol	OAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class A)	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[57]
Net Assets	$ 1,934,588,447
Holdings Count | Holding	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class C
Trading Symbol	OCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class C)	$58	1.11%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[58]
Net Assets	$ 1,934,588,447
Holdings Count | Holding	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209328 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R
Trading Symbol	ONMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R)	$32	0.61%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[59]
Net Assets	$ 1,934,588,447
Holdings Count | Holding	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000216604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class S
Trading Symbol	PXMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class S)	$14	0.26%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[60]
Net Assets	$ 1,934,588,447
Holdings Count | Holding	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209327 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class Y
Trading Symbol	OYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class Y)	$6	0.11%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[61]
Net Assets	$ 1,934,588,447
Holdings Count | Holding	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209326 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R5
Trading Symbol	PXMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R5)	$6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[62]
Net Assets	$ 1,934,588,447
Holdings Count | Holding	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209325 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R6
Trading Symbol	PXMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R6)	$3	0.05%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[63]
Net Assets	$ 1,934,588,447
Holdings Count | Holding	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,934,588,447
Total number of portfolio holdings	27
Portfolio turnover rate	31%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2026) Asset allocation (% of net assets)
C000209334 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R6
Trading Symbol	OIDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R6)	$3	0.05%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[64]
Net Assets	$ 1,415,925,916
Holdings Count | Holding	6
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05

C000209333 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R5
Trading Symbol	INDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R5)	$3	0.05%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[65]
Net Assets	$ 1,415,925,916
Holdings Count | Holding	6
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05

C000209332 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class Y
Trading Symbol	OIDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class Y)	$9	0.17%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[66]
Net Assets	$ 1,415,925,916
Holdings Count | Holding	6
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05

C000209331 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R
Trading Symbol	OIDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R)	$35	0.67%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[67]
Net Assets	$ 1,415,925,916
Holdings Count | Holding	6
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05

C000209330 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class C
Trading Symbol	OIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class C)	$61	1.17%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[68]
Net Assets	$ 1,415,925,916
Holdings Count | Holding	6
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05

C000209335 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class A
Trading Symbol	OIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class A)	$22	0.42%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[69]
Net Assets	$ 1,415,925,916
Holdings Count | Holding	6
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,415,925,916
Total number of portfolio holdings	6
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Portfolio composition
(% of total investments)
Invesco International Value Fund, Class R6	34.98%
Invesco Developing Markets Fund, Class R6	19.59
Invesco International Small-Mid Company Fund, Class R6	14.97
Invesco International Growth Fund, Class R6	10.20
Invesco International Growth Focus ETF	10.21
Invesco EQV International Equity Fund, Class R6	10.05

C000209337 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class A
Trading Symbol	OSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class A)	$58	1.06%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%	[70]
Net Assets	$ 2,660,616,801
Holdings Count | Holding	104
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209341 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class C
Trading Symbol	OSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class C)	$98	1.81%
*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.81%	[71]
Net Assets	$ 2,660,616,801
Holdings Count | Holding	104
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209340 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R
Trading Symbol	OSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class R)	$71	1.31%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%	[72]
Net Assets	$ 2,660,616,801
Holdings Count | Holding	104
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209339 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class Y
Trading Symbol	OSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class Y)	$44	0.81%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%	[73]
Net Assets	$ 2,660,616,801
Holdings Count | Holding	104
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209338 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R5
Trading Symbol	MNSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class R5)	$41	0.75%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[74]
Net Assets	$ 2,660,616,801
Holdings Count | Holding	104
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209336 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R6
Trading Symbol	OSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund® (Class R6)	$37	0.68%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[75]
Net Assets	$ 2,660,616,801
Holdings Count | Holding	104
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,660,616,801
Total number of portfolio holdings	104
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Columbia Banking System, Inc.	1.94%
Enpro, Inc.	1.93%
Outfront Media, Inc.	1.92%
Kodiak Gas Services, Inc.	1.86%
AAR Corp.	1.82%
MaxLinear, Inc.	1.78%
Zurn Elkay Water Solutions Corp.	1.68%
AutoNation, Inc.	1.67%
Cathay General Bancorp	1.62%
BrightSpring Health Services, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000209342 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R6
Trading Symbol	OPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class R6)	$36	0.68%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[76]
Net Assets	$ 2,612,993,314
Holdings Count | Holding	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.

C000209347 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R5
Trading Symbol	MSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class R5)	$39	0.75%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[77]
Net Assets	$ 2,612,993,314
Holdings Count | Holding	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.

C000209343 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class Y
Trading Symbol	OPMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class Y)	$42	0.80%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[78]
Net Assets	$ 2,612,993,314
Holdings Count | Holding	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.

C000209344 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R
Trading Symbol	OPMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class R)	$68	1.30%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[79]
Net Assets	$ 2,612,993,314
Holdings Count | Holding	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.

C000209345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class C
Trading Symbol	OPMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class C)	$94	1.80%
*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%	[80]
Net Assets	$ 2,612,993,314
Holdings Count | Holding	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.

C000209346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class A
Trading Symbol	OPMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund® (Class A)	$55	1.04%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[81]
Net Assets	$ 2,612,993,314
Holdings Count | Holding	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$2,612,993,314
Total number of portfolio holdings	98
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.94%
Rockwell Automation, Inc.	1.70%
Keysight Technologies, Inc.	1.64%
Raymond James Financial, Inc.	1.63%
Curtiss-Wright Corp.	1.61%
Yum! Brands, Inc.	1.61%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.53%
Datadog, Inc., Class A	1.53%
PPL Corp.	1.53%
* Excluding money market fund holdings, if any.

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